Balance Sheet	Dec. 31, 2020 USD ($)
Current assets
Cash	$ 787,701
Prepaid expenses	448,935
Total Current Assets	1,236,636
Cash and marketable securities held in Trust Account	508,645,349
TOTAL ASSETS	509,881,985
Current liabilities
Current liabilities - accrued expenses	31,751
Warrant liability	70,284,660
Deferred underwriting fee payable	17,799,250
Total Liabilities	88,115,661
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 41,676,632 shares at $10.00 per share	416,766,320
Shareholder's Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding	0
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 9,178,368 shares issued and outstanding (excluding 41,676,632 shares subject to possible redemption)	918
Class B ordinary shares, $0.0001 par value; 20,000,000 shares authorized; 12,713,750 shares issued and outstanding	1,271
Additional paid-in capital	53,601,040
Accumulated deficit	(48,603,225)
Total Shareholders' Equity	5,000,004
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 509,881,985